Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax (expense)/credit on net profit/loss at the mining statutory tax rate	R (2,180)	R 360	R (2,170)
Non-allowable deductions and non-taxable items	(314)	(328)	(153)
Equity-settled share-based payments	(32)	(49)	(49)
Gain on bargain purchase	0	0	102
Acquisition- and integration-related costs	0	0	(75)
Impairment of goodwill	0	(114)	(64)
Exploration expenditure	(25)	(79)	(15)
Finance costs	(145)	(52)	(50)
Other	(112)	(34)	(2)
Movement in temporary differences related to property, plant and equipment1	(333)	(1,447)	378
Movements in temporary differences related to other assets and liabilities	80	(174)	(465)
Difference between effective mining tax rate and statutory mining rate on mining income	303	125	145
Difference between non-mining tax rate and statutory mining rate on non-mining income	1	26	17
Effect on temporary differences due to changes in effective tax rates	(588)	386	(55)
Prior year tax	0	10	(4)
Capital allowances	1,059	973	860
Deferred tax asset not recognised	249	115	189
Total taxation (expense)/credit	R (1,723)	R 46	R (1,258)
Effective income and mining tax rate (%)	26.00%	4.00%	20.00%
Freegold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	11.40%	7.00%	12.10%
Randfontein
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	10.50%	8.70%	5.10%
Moab Khotsong
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	16.70%	14.70%	17.60%
Avgold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	0.00%	0.00%	0.00%
Parent Company
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	26.40%	25.10%	27.40%
Mining Products | SA taxation
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mining statutory tax rate	33.00%	34.00%	34.00%
Prior year tax	R 2	R 12	R 3